EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

43.    EVENTS AFTER THE REPORTING PERIOD

(a)

On January 13, 2020, the Group completed an issuance of short-term bonds with a total face value of RMB1.5 billion at par value of RMB100.00 per unit which will mature in April 2020 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.10%.

(b)

On January 15, 2020, the Group completed an issuance of short-term bonds with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in April 2020 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.20%.

(c)

On February 13, 2020, the Group completed an issuance of short-term bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in May 2020 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.10%.

(d)

On February 20, 2020, the Group completed an issuance of short-term bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in November 2020 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.50%.

(e)

On February 21, 2020, the Group completed an issuance of short-term bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in May 2020 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.20%.

(f)

On March 5, 2020, the Group completed an issuance of corporate bonds with a total face value of RMB0.5 billion at par value of RMB100.00 per unit which will mature in March 2025 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 3.30%.

(g)

On March 13, 2020, the Group completed an issuance of short-term bonds with a total face value of RMB1.8 billion at par value of RMB100.00 per unit which will mature in September 2020 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.20%.

(h)

On March 20, 2020, the Group completed an issuance of corporate bonds with a total face value of RMB1 billion at par value of RMB100.00 per unit which will mature in March 2023 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 3.05%.

(i)

On March 26, 2020, the Group completed an issuance of medium-term notes with a total face value of RMB0.9 billion at par value of RMB100.00 per unit which will mature in March 2023 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these bonds is 2.93%.

(j)

The outbreak of the novel coronavirus (COVID-19)in the PRC since January 2020,the prevention and control of COVID-19 has continued. The Group has taken all possible effective measures to limit and keep the impact in control. The Group will follow and strengthen its support to the government’s requirements on COVID-19 prevention and control work.COVID-19 has significant impacts on production, consumption and investment. It is expected that the aluminum industry will face greater challenges as well as greater opportunities. The Group will continue to pay close attention to and evaluate the developments of COVID-19 and market changes, and actively respond to the possible impact on the Group’s financial situation and operating results. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.